UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	  Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    February 3, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   $543846


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    15059   276725 SH       SOLE                   140000            136725
American Express Co.           common           025816109     1350    28000 SH       SOLE                    25000              3000
Americredit Corp.              common           03060R101    29338  1841700 SH       SOLE                  1537000            304700
Anheuser Busch Co.             common           035229103     1479    28082 SH       SOLE                                      28082
Apogent Technologies Inc.      common           03760A101    10793   468450 SH       SOLE                   390000             78450
Bandag, Inc. Cl. A             common           059815308     2018    49950 SH       SOLE                    30000             19950
Berkshire Hathaway Cl. A       common           084670108    14322      170 SH       SOLE                                        170
Berkshire Hathaway Cl. B       common           084670207     2367      841 SH       SOLE                                        841
Blair Corp.                    common           092828102     1971    80975 SH       SOLE                    43000             37975
Bristol Myers Squibb           common           110122108    19802   692375 SH       SOLE                   531000            161375
Cadbury Schweppes              common           127209302     9784   327325 SH       SOLE                   210000            117325
CenturyTel Inc.                common           156700106     2091    64100 SH       SOLE                                      64100
Chicago Rivet & Machine        common           168088102      409    15125 SH       SOLE                                      15125
Clorox                         common           189054109    21526   443288 SH       SOLE                   360000             83288
Coca-Cola Co.                  common           191216100    16564   326380 SH       SOLE                   239000             87380
Electronic Data Syst           common           285661104    16076   655075 SH       SOLE                   467000            188075
Emerson Electric Co.           common           291011104      926    14300 SH       SOLE                                      14300
Equifax Inc.                   common           294429105     1693    69100 SH       SOLE                                      69100
Ethan Allen Interiors          common           297602104     2337    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    17678   303127 SH       SOLE                   190000            113127
Federal Nat'l Mtg.             common           313586109     5386    71750 SH       SOLE                    70000              1750
First Data Corp.               common           319963104    15159   368925 SH       SOLE                   130000            238925
First Health Group             common           320960107    12715   653400 SH       SOLE                   505000            148400
Friedman's, Inc. Cl. A         common           358438109     5311   791500 SH       SOLE                   625000            166500
Gannett Company                common           364730101     1243    13940 SH       SOLE                                      13940
Gemstar-TV Guide Int'l         common           36866W106     1757   348000 SH       SOLE                   300000             48000
General Electric Co.           common           369604103      342    11050 SH       SOLE                                      11050
H&R Block                      common           093671105     9184   165875 SH       SOLE                   125000             40875
Henkel KGAA sponsored ADR      common           42550U109    30825   419250 SH       SOLE                   360000             59250
Interpublic Group Co.          common           460690100    14983   960425 SH       SOLE                   693100            267325
Interstate Bakeries Corp.      common           46072H108     4606   323700 SH       SOLE                   290000             33700
Johnson & Johnson              common           478160104     5452   105540 SH       SOLE                    43000             62540
Kraft Foods, Inc.              common           50075n104    39924  1239100 SH       SOLE                  1021000            218100
Lancaster Colony Corp.         common           513847103    33930   751325 SH       SOLE                   524000            227325
Leucadia National Corp.        common           527288104     2273    49300 SH       SOLE                                      49300
Liberty Media Corp. A          common           530718105    41366  3479061 SH       SOLE                  2480000            999061
Lubrizol Corp.                 common           549271104     1374    42250 SH       SOLE                    40000              2250
MBIA Inc.                      common           55262C100     3917    66125 SH       SOLE                    60000              6125
MGIC Investment                common           552848103     5086    89325 SH       SOLE                    80000              9325
Markel Corp.                   common           570535104     1308     5160 SH       SOLE                                       5160
Masco Corp.                    common           574599106     1897    69200 SH       SOLE                                      69200
Merck & Co. Inc.               common           589331107     1497    32400 SH       SOLE                                      32400
Microsoft Corp.                common           594918104     3035   110220 SH       SOLE                   100000             10220
NICOR Inc.                     common           654086107     5524   162275 SH       SOLE                   145000             17275
National Beverage Corp.        common           635017106      639    39200 SH       SOLE                    39200
PepsiCo Inc.                   common           713448108     4961   106410 SH       SOLE                    90000             16410
Pfizer Inc.                    common           717081103     4506   127550 SH       SOLE                   100000             27550
Procter & Gamble Co.           common           742718109     1991    19930 SH       SOLE                                      19930
Russ Berrie & Co.              common           782233100     1966    58000 SH       SOLE                    30000             28000
SBC Communications             common           78387G103      220     8421 SH       SOLE                                       8421
Saucony Inc. Cl B              common           804120202     2975   171650 SH       SOLE                   125000             46650
TJX Co.                        common           872540109     2194    99500 SH       SOLE                                      99500
Time Warner Inc.               common           887317105     2376   132100 SH       SOLE                                     132100
Torchmark Corp.                common           891027104     1261    27700 SH       SOLE                                      27700
Tribune Co. New                common           896047107     1574    30500 SH       SOLE                                      30500
Trizec Properties              common           89687P107     9630   625325 SH       SOLE                   561000             64325
Tupperware Corp.               common           899896104     3313   191050 SH       SOLE                   170000             21050
Tyco Int'l LTD                 common           902124106    51089  1927900 SH       SOLE                  1217000            710900
U.S. Bancorp                   common           902973304     5520   185365 SH       SOLE                   150000             35365
Unilever NV (NEW)              common           904784709     8830   136050 SH       SOLE                   110000             26050
Verizon Communications         common           92343V104      205     5856 SH       SOLE                                       5856
Washington Mutual              common           939322103     1653    41200 SH       SOLE                    40000              1200
Waste Management Inc.          common           94106L109      590    19925 SH       SOLE                                      19925
Wesco Financial Co.            common           950817106     2471     7020 SH       SOLE                                       7020
Wyeth                          common           983024100      204     4800 SH       SOLE                                       4800